Document and Entity Information	May 18, 2017
Prospectus:
Document Type	497
Document Period End Date	May 18, 2017
Registrant Name	ARBITRAGE FUNDS
Central Index Key	0001105076
Amendment Flag	false
Document Creation Date	May 18, 2018
Document Effective Date	May 18, 2018
Prospectus Date	Sep. 30, 2017
THE ARBITRAGE EVENT-DRIVEN FUND | Class R
Prospectus:
Trading Symbol	AEDFX
THE ARBITRAGE EVENT-DRIVEN FUND | Class I
Prospectus:
Trading Symbol	AEDNX
THE ARBITRAGE EVENT-DRIVEN FUND | Class C
Prospectus:
Trading Symbol	AEFCX
THE ARBITRAGE EVENT-DRIVEN FUND | Class A
Prospectus:
Trading Symbol	AGEAX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class R
Prospectus:
Trading Symbol	ARCFX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	ACFIX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	ARCCX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	AGCAX